CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balance at Dec. 31, 2008		3,088,663		15		1,218,356		1,979,844		(109,552)		0
Balance (in shares) at Dec. 31, 2008				34,515,833
Net income		1,485,104						1,485,104
Other comprehensive income		(3,961)								(3,961)
Exercise of share-based awards (in shares)				270,199
Exercise of share-based awards		41,121				41,121
Share-based compensation		87,523				87,523
Structured share repurchase		79,070				79,070
Repurchase of ordinary shares (in shares)				(32,740)
Repurchase of ordinary shares		(24,419)						(24,419)
Balance at Dec. 31, 2009		4,753,101		15		1,426,070		3,440,529		(113,513)		0
Balance (in shares) at Dec. 31, 2009				34,753,292
Net income		3,525,168						3,525,168
Other comprehensive income		(3,611)				254				(3,865)
Exercise of share-based awards (in shares)				96,380
Exercise of share-based awards		36,819				36,819
Share-based compensation		94,115				94,115
Balance at Dec. 31, 2010		8,405,592		15		1,557,258		6,965,697		(117,378)		0
Balance (in shares) at Dec. 31, 2010				34,849,672
Net income		6,630,602						6,638,637				(8,035)
Other comprehensive income	5,240	32,975								32,975
Exercise of share-based awards (in shares)			64,445	64,445
Exercise of share-based awards		25,553				25,553
Share-based compensation		148,575				148,575
Business combination		104,832										104,832
Equity issuance of subsidiaries		41,406				40,384						1,022
Balance at Dec. 31, 2011	$ 2,445,151	15,389,535	$ 2	15	$ 281,505	1,771,770	$ 2,161,511	13,604,334	$ (13,410)	(84,403)	$ 15,543	97,819
Balance (in shares) at Dec. 31, 2011			34,914,117